Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jun. 22, 2015
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated November 10, 2015

to the summary prospectus, prospectus and Statement of Additional Information ("SAI") for the iShares Core GNMA Bond ETF (GNMA) (the "Fund")

The information in this supplement updates the information in, and should be read in conjunction with, the summary prospectus, prospectus and SAI for the Fund.

Effective November 12, 2015, all references in the summary prospectus, prospectus and SAI to the name of the Fund is changed as follows:

Current Fund Name	New Fund Name
iShares Core GNMA Bond ETF	iShares GNMA Bond ETF

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
iShares Core GNMA Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated November 10, 2015

to the summary prospectus, prospectus and Statement of Additional Information ("SAI") for the iShares Core GNMA Bond ETF (GNMA) (the "Fund")

The information in this supplement updates the information in, and should be read in conjunction with, the summary prospectus, prospectus and SAI for the Fund.

Effective November 12, 2015, all references in the summary prospectus, prospectus and SAI to the name of the Fund is changed as follows:

Current Fund Name	New Fund Name
iShares Core GNMA Bond ETF	iShares GNMA Bond ETF

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.